Derivative Instruments and Hedging Activities - Additional Information (Details) $ in Millions	Dec. 31, 2017 USD ($) agreement	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Restricted cash - current and - long-term	$ 95.2	$ 117.0
Interest rate swaption agreements
Derivative [Line Items]
Number of interest rate derivatives held | agreement	1
Interest rate swaps and swaptions and cross currency swaps agreement
Derivative [Line Items]
Fair value, asset	$ 4.5
Fair value, liability	81.5
Restricted cash - current and - long-term	22.3	37.8
Toledo Spirit time-charter derivative
Derivative [Line Items]
Derivative fair value, net	$ 1.6	$ 2.1